Investments - Investment securities (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Dec. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Investment securities
Total consideration						¥ 2,375	¥ 31,393
Singapore listed company
Investment securities
Number of ordinary shares subscribed | shares				8,000,000	8,000,000
Gain (loss) on sale of shares						¥ 231
Total consideration				¥ 31,393	$ 5,000
Unrealized loss							¥ 511
9F Inc
Investment securities
Gain (loss) on sale of shares	¥ (132)
Total consideration		¥ 2,375	$ 333
Unrealized loss		¥ 57